Performance Management - Dearborn Partners Rising Dividend Fund	Jun. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the one-, five-, ten-year, and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.dearbornfunds.com or by calling the Fund toll-free at (888) 983-3380.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the one-, five-, ten-year, and since inception periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Class I Shares(1) Calendar Year Returns as of December 31	[1]
Bar Chart Closing [Text Block]	The Fund’s calendar year-to-date return as of March 31, 2025 was 3.53%. During the period shown in the bar chart, the best performance for a quarter was 15.87% (for the quarter ended June 30, 2020). The worst performance was -17.18% (for the quarter ended March 31, 2020).
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	3.53%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	the best performance
Highest Quarterly Return	15.87%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	The worst performance
Lowest Quarterly Return	(17.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary for Class A shares and Class C shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are shown for Class I shares only and will vary for Class A shares and Class C shares. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.dearbornfunds.com
Performance Availability Phone [Text]	(888) 983-3380

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class A and Class C shares will differ due to differences in expenses.